Schedule of allowance for expected credit losses of contract assets (Details) - Lifetime expected credit losses [member]	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
At beginning of financial year	$ 14,223	$ 18,117	$ 3,303
Addition	22,163	28,231	14,814
At end of financial year	$ 36,386	$ 46,348	$ 18,117